Commitment and Contingencies (Details) - Schedule of Capital Commitments Under Non-Cancelable Agreements	Mar. 31, 2024 USD ($)
Schedule of Capital Commitments Under Non-Cancelable Agreements [Abstract]
April 2024 to September 2024	$ 1,181,404
October 2024 to September 2025	299,137
October 2025 to September 2026
Thereafter
Total	$ 1,480,541